BORROWINGS AND LEASE OBLIGATIONS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings And Lease Obligations Net
Borrowings and lease obligations
IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	LEASE OBLIGATIONS	BORROWINGS, CURRENT	BORROWINGS, NON-CURRENT	BORROWINGS, NET
Balance at January 1, 2019 (as previously published)	234.2	–	51.4	492.6	309.8
IFRS 16 Implementation (note 2.5)	–	1,268.7	–	–	1,268.7
Balance at January 1, 2019 (adjusted)	234.2	1,268.7	51.4	492.6	1,578.5
Cash flows from / (used in) operating, financing and investing activities	82.0	–	–	–	(82.0)
Lease payments	–	(308.9)	–	–	(308.9)
Cash flow	82.0	(308.9)	–	–	(390.9)
Additions to lease obligations	–	389.4	–	–	389.4
Business combinations	–	3.3	–	–	3.3
Change in terms of lease obligations	–	(76.5)	–	–	(76.5)
Interest on lease obligations	–	56.2	–	–	56.2
Reclassification from change in debt maturities	–	–	(8.0)	8.0	–
Currency translation adjustments	1.8	11.7	2.5	2.5	14.9
Other non-cash movements	1.8	384.1	(5.5)	10.5	387.3
Balance at December 31, 2019	318.0	1,343.9	45.9	503.1	1,574.9

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	BORROWINGS, CURRENT	BORROWINGS, NON-CURRENT	BORROWINGS, NET
Balance at January 1, 2018	137.4	80.7	520.4	463.7
Cash flows from / (used in) operating, financing and investing activities	98.8	–	–	(98.8)
Repayment of borrowings	–	(24.6)	(23.7)	(48.3)
Cash flow	98.8	(24.6)	(23.7)	(147.1)
Currency translation adjustments	(2.0)	(4.7)	(4.1)	(6.8)
Other non-cash movements	(2.0)	(4.7)	(4.1)	(6.8)
Balance at December 31, 2018	234.2	51.4	492.6	309.8

IN MILLIONS OF USD	CASH AND CASH EQUIVALENTS	BORROWINGS, CURRENT	BORROWINGS, NON-CURRENT	BORROWINGS, NET
Balance at January 1, 2017	187.6	1.5	475.2	289.1
Cash flows from / (used in) operating, financing and investing activities	(51.1)	–	–	51.1
Repayment of borrowings	–	(21.5)	(6.5)	(28.0)
Loan from common control transaction	–	103.1	51.6	154.7
Cash flow	(51.1)	81.6	45.1	177.8
Currency translation adjustments	0.9	(2.4)	0.1	(3.2)
Other non-cash movements	0.9	(2.4)	0.1	(3.2)
Balance at December 31, 2017	137.4	80.7	520.4	463.7